UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — June 30, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|10

Semiannual report

Putnam VT Growth and Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Putnam Investments is pleased to provide this midyear report to shareholders of Putnam Variable Trust. For your benefit, and to help reduce Putnam’s environmental impact, you will now receive reports only for the funds you own. Information on other funds in Putnam Variable Trust is available on putnam.com.

A number of developments weighed on U.S. and global markets in recent months. European debt woes, hints of an economic slowdown in China, and skepticism over the durability of the U.S. recovery have caused unwelcome volatility. Compared with 2009’s sharp rebound, today’s investment environment requires a greater degree of investment skill, innovation, and expertise. We believe these attributes form the very core of Putnam’s analytic, active-management approach. It is important to recognize that volatility is not new to the markets. Patient investors know that these periods often present opportunities for market advances. With this in mind, we encourage you to focus on portfolio diversification and rely on the expertise of your financial advisor.

In other developments, Barbara M. Baumann has been elected to the Board of Trustees of the Putnam Funds, effective July 1, 2010. Ms. Baumann is president and owner of Cross Creek Energy Corporation of Denver, Colorado, a strategic consultant to domestic energy firms and direct investor in energy assets. We also want to thank Elizabeth T. Kennan, who recently retired from the Board of Trustees, for her many years of dedicated and thoughtful leadership.

As always, thank you for choosing Putnam.

Performance Summary (as of 6/30/10)

Investment objective
Capital growth and current income

Net asset value June 30, 2010
Class IA: $13.05	Class IB: $13.01

Total return at net asset value
(as of 6/30/10)‡**	Class IA shares*	Class IB shares†

6 months	–8.22%	–8.32%

1 year	13.05	12.84

5 years	–15.52	–16.54
Annualized	–3.32	–3.55

10 years	2.30	–0.13
Annualized	0.23	–0.01

Life	435.70	413.81
Annualized	7.78	7.58

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 6, 1998.

‡ Recent and prior performance benefited from the receipt of an Enron Class Action Settlement pertaining to investments made prior to 2002.

** Performance benefited from the receipt of a Tyco International, Ltd. Class Action Settlement pertaining to investments made prior to 2003.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Allocations are represented as a percentage of net assets. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule due to the inclusion of derivative securities, if any, and the use of different classifications of securities for presentation purposes. Information is as of 6/30/10 and may not reflect trades entered into on that date.

Putnam VT Growth and Income Fund 1

Report from your fund’s manager

What was the market environment over the past six months, and how did the fund perform?

After the extremely strong stock market rally in 2009, investors have been cautious in 2010, and there were a number of events that played into those fears. In the United States, Congress labored over — and eventually passed — a sweeping health-care reform bill. Not long after, as the legislative focus turned to financial industry reform, the government brought civil and criminal charges against banking giant Goldman Sachs, sending shock waves through that industry. And a full-blown crisis of confidence emerged in Europe when Greece appeared unlikely to meet its debt obligations.

In the United States, companies that undertook aggressive cost cutting during the economic downturn have added to their bottom lines, and now many of those firms are experiencing rising sales, which are essential to sustained, long-term growth. But despite the improved condition of many U.S. companies, investors’ concerns about the sustainability of the recovery at home and the outlook in Europe sent stocks lower for the period. Against this backdrop, for the six months ended June 30, 2010, Putnam VT Growth and Income Fund’s class IA shares returned –8.22% at net asset value.

What is the fund’s investment strategy, and how successful was it over the period?

The fund seeks capital appreciation by investing in stocks that we believe are less expensive than the overall market. That approach was somewhat challenging over the reporting period, a time in which stocks across the board trended lower. As of June 30, the 10 largest contributors to relative performance included companies in the airline, energy, media, telecommunications, hotel, and beverage industries. UAL, or United Airlines, was a top performer that we later sold in order to take profits. Wyndham Worldwide, Coca-Cola Enterprises, and Time Warner Cable also contributed to the fund’s performance for the period.

Which holdings produced disappointing results?

A big detractor for the period was Transocean, the offshore drilling company involved in the Gulf Coast oil spill that started with an explosion on an offshore rig on April 20. We continue to own Transocean given our belief that the decline in the stock had more than adequately discounted the ultimate costs the company could face. Another detractor was Baxter International, which lowered its 2010 earnings outlook following the passage of the health-care reform legislation and weakness in its blood-plasma products business. Not holding Boeing also hurt performance on a relative basis. Shares of the aerospace company performed well during the period thanks to the economic recovery and enthusiasm for its new 787 Dreamliner commercial aircraft.

What is your outlook?

My outlook for the market and the economy is carefully constructive. The fund is positioned with a modestly pro-cyclical tilt — that is, with the belief that U.S. and global economies will continue to expand. Some challenges remain: The consequences of a new credit crisis, however unlikely, would be significant, and will be factored into our near-term investment decisions. Therefore, we are tempering our expectations of ongoing recovery and expansion by taking steps to reduce volatility and downside risk. As always, the fund will focus on stocks that I believe are inexpensive relative to the market, and where I believe we have an information edge.

Consider these risks before investing: Value stocks may fail to rebound, and the market may not favor value-style investing. Current and future portfolio holdings are subject to risk.

Your fund’s manager

Portfolio Manager Robert Ewing is Head of U.S. Equities at Putnam. A CFA charterholder, he joined Putnam in 2008 and has been in the investment industry since 1990.

Your fund’s manager may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Growth and Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2010, to June 30, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/10		for the 6 months ended 6/30/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.00	$4.18	$3.16	$4.41

Ending
value (after
expenses)	$917.80	$916.80	$1,021.67	$1,020.43

Annualized
expense ratio	0.63%	0.88%	0.63%	0.88%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Putnam VT Growth and Income Fund 3

The fund’s portfolio 6/30/10 (Unaudited)

COMMON STOCKS (97.8%)*	Shares	Value

Aerospace and defense (3.7%)
Empresa Brasileira de Aeronautica SA (Embraer)
ADR (Brazil)	125,400	$2,627,130

Goodrich Corp. S	90,800	6,015,500

L-3 Communications Holdings, Inc.	58,900	4,172,476

Northrop Grumman Corp.	99,400	5,411,336

Precision Castparts Corp.	17,600	1,811,392

Raytheon Co.	267,100	12,924,969

United Technologies Corp.	190,800	12,384,828

		45,347,631
Automotive (0.3%)
Hertz Global Holdings, Inc. † S	328,900	3,111,394

		3,111,394
Banking (10.9%)
Bank of America Corp.	2,590,345	37,223,258

Bank of New York Mellon Corp. (The)	476,100	11,754,909

JPMorgan Chase & Co.	916,158	33,540,544

PNC Financial Services Group, Inc. S	127,100	7,181,150

State Street Corp.	332,200	11,235,004

SunTrust Banks, Inc.	103,100	2,402,230

U.S. Bancorp	284,700	6,363,045

Wells Fargo & Co.	989,820	25,339,392

		135,039,532
Beverage (0.6%)
Coca-Cola Co. (The)	97,000	4,861,640

Coca-Cola Enterprises, Inc.	107,300	2,774,778

		7,636,418
Biotechnology (0.7%)
Amgen, Inc. †	90,700	4,770,820

Genzyme Corp. †	79,500	4,036,215

		8,807,035
Broadcasting (0.6%)
DISH Network Corp. Class A	416,100	7,552,215

		7,552,215
Building materials (0.1%)
Masco Corp.	136,900	1,473,044

		1,473,044
Cable television (2.5%)
Comcast Corp. Class A S	836,900	14,536,953

DIRECTV Class A †	270,135	9,162,979

Time Warner Cable, Inc.	133,048	6,929,140

		30,629,072
Chemicals (1.7%)
Dow Chemical Co. (The)	523,200	12,410,304

E.I. du Pont de Nemours & Co. S	266,300	9,211,317

		21,621,621
Combined utilities (0.5%)
El Paso Corp.	586,200	6,512,682

		6,512,682
Commercial and consumer services (0.2%)
Alliance Data Systems Corp. † S	50,200	2,987,904

		2,987,904
Communications equipment (2.3%)
Cisco Systems, Inc. †	596,800	12,717,808

Harris Corp.	88,400	3,681,860

Motorola, Inc. † S	977,100	6,370,692

Qualcomm, Inc.	162,300	5,329,932

		28,100,292
Computers (2.9%)
EMC Corp. †	672,600	12,308,580

Hewlett-Packard Co.	311,910	13,499,465

COMMON STOCKS (97.8%)* cont.	Shares	Value

Computers cont.
IBM Corp.	64,400	$7,952,112

Lexmark International, Inc. Class A †	76,000	2,510,280

		36,270,437
Conglomerates (2.7%)
3M Co.	37,215	2,939,613

General Electric Co.	1,289,970	18,601,367

SPX Corp.	54,100	2,857,021

Tyco International, Ltd.	265,075	9,338,592

		33,736,593
Consumer finance (0.4%)
American Express Co.	70,100	2,782,970

Capital One Financial Corp.	62,500	2,518,750

		5,301,720
Consumer goods (1.6%)
Estee Lauder Cos., Inc. (The) Class A	33,940	1,891,476

Kimberly-Clark Corp.	74,600	4,522,998

Newell Rubbermaid, Inc. S	137,000	2,005,680

Procter & Gamble Co. (The)	180,000	10,796,400

		19,216,554
Consumer services (0.3%)
Avis Budget Group, Inc. †	400,900	3,936,838

		3,936,838
Electric utilities (3.8%)
Ameren Corp. S	164,600	3,912,542

American Electric Power Co., Inc. S	245,141	7,918,054

CMS Energy Corp.	140,900	2,064,185

Edison International	199,500	6,328,140

Entergy Corp.	72,922	5,222,674

Exelon Corp.	48,627	1,846,367

Great Plains Energy, Inc.	222,700	3,790,354

NV Energy, Inc. S	107,900	1,274,299

PG&E Corp.	285,200	11,721,720

PPL Corp.	110,400	2,754,480

		46,832,815
Electrical equipment (0.8%)
Emerson Electric Co.	216,000	9,437,040

		9,437,040
Electronics (1.3%)
Integrated Device Technology, Inc. † S	362,221	1,792,994

Intersil Corp. Class A S	146,000	1,768,060

MEMC Electronic Materials, Inc. †	381,400	3,768,232

Texas Instruments, Inc.	388,700	9,048,936

		16,378,222
Energy (oil field) (2.3%)
Halliburton Co.	168,900	4,146,495

Helix Energy Solutions Group, Inc. †	196,500	2,116,305

National-Oilwell Varco, Inc.	67,700	2,238,839

Schlumberger, Ltd. S	90,500	5,008,270

Smith International, Inc.	209,000	7,868,850

Transocean, Ltd. (Switzerland) †	109,700	5,082,401

Weatherford International, Ltd. (Switzerland) †	191,822	2,520,541

		28,981,701
Energy (other) (0.3%)
First Solar, Inc. † S	36,600	4,166,178

		4,166,178
Engineering and construction (0.9%)
Fluor Corp.	113,400	4,819,500

Foster Wheeler AG (Switzerland) †	291,300	6,134,778

		10,954,278
Financial (0.3%)
AerCap Holdings NV (Netherlands) †	176,200	1,828,956

MGIC Investment Corp. † S	198,654	1,368,726

		3,197,682

4 Putnam VT Growth and Income Fund

COMMON STOCKS (97.8%)* cont.	Shares	Value

Food (1.3%)
Dean Foods Co. † S	126,000	$1,268,820

General Mills, Inc.	69,000	2,450,880

Kellogg Co. S	72,000	3,621,600

Kraft Foods, Inc. Class A	290,813	8,142,764

		15,484,064
Forest products and packaging (0.3%)
International Paper Co.	158,900	3,595,907

		3,595,907
Health-care services (2.4%)
Aetna, Inc.	350,200	9,238,276

CIGNA Corp.	162,800	5,056,568

McKesson Corp.	57,200	3,841,552

Omnicare, Inc. S	134,100	3,178,170

WellPoint, Inc. †	182,000	8,905,260

		30,219,826
Homebuilding (0.4%)
D.R. Horton, Inc. S	218,300	2,145,889

Toll Brothers, Inc. †	191,100	3,126,396

		5,272,285
Insurance (6.8%)
ACE, Ltd. S	251,500	12,947,220

Aflac, Inc.	291,800	12,451,106

Allstate Corp. (The)	252,500	7,254,325

Assured Guaranty, Ltd. (Bermuda)	338,167	4,487,476

Chubb Corp. (The)	56,917	2,846,419

Everest Re Group, Ltd. S	118,800	8,401,536

Hartford Financial Services Group, Inc. (The)	252,800	5,594,464

Loews Corp.	79,700	2,654,807

Marsh & McLennan Cos., Inc.	155,100	3,497,505

MetLife, Inc.	175,300	6,619,328

Prudential Financial, Inc.	63,900	3,428,874

Travelers Cos., Inc. (The)	233,200	11,485,100

XL Capital, Ltd. Class A	200,400	3,208,404

		84,876,564
Investment banking/Brokerage (1.8%)
Goldman Sachs Group, Inc. (The)	107,369	14,094,329

Morgan Stanley	362,564	8,415,110

		22,509,439
Lodging/Tourism (0.6%)
Wyndham Worldwide Corp. S	340,539	6,858,455

		6,858,455
Machinery (1.0%)
Bucyrus International, Inc. Class A	84,100	3,990,545

Lonking Holdings, Ltd. (China)	3,232,000	2,141,234

Parker Hannifin Corp.	120,563	6,686,424

		12,818,203
Manufacturing (0.3%)
Ingersoll-Rand PLC S	122,700	4,231,923

		4,231,923
Media (2.3%)
Interpublic Group of Companies, Inc. (The) † S	433,900	3,093,707

Time Warner, Inc.	444,500	12,850,495

Viacom, Inc. Class B †	175,600	5,508,572

Walt Disney Co. (The) S	206,800	6,514,200

		27,966,974
Medical technology (3.2%)
Baxter International, Inc.	269,400	10,948,416

Boston Scientific Corp. †	918,730	5,328,634

Covidien PLC (Ireland)	140,375	5,640,268

Hospira, Inc. †	78,300	4,498,335

Medtronic, Inc.	247,600	8,980,452

St. Jude Medical, Inc. †	126,100	4,550,949

		39,947,054

COMMON STOCKS (97.8%)* cont.	Shares	Value

Metals (2.0%)
Alcoa, Inc.	408,100	$4,105,486

Freeport-McMoRan Copper & Gold, Inc. Class B	113,476	6,709,836

Newmont Mining Corp.	49,100	3,031,434

Nucor Corp. S	105,000	4,019,400

Steel Dynamics, Inc. S	310,800	4,099,452

United States Steel Corp.	63,700	2,455,635

		24,421,243
Oil and gas (10.7%)
Anadarko Petroleum Corp.	102,600	3,702,834

Apache Corp.	45,200	3,805,388

BP PLC ADR (United Kingdom)	124,900	3,607,112

Chevron Corp.	485,200	32,925,672

ConocoPhillips	128,800	6,322,792

EOG Resources, Inc.	76,400	7,515,468

Exxon Mobil Corp.	675,318	38,540,398

Marathon Oil Corp.	123,000	3,824,070

Nexen, Inc. (Canada)	182,700	3,593,709

Occidental Petroleum Corp.	231,486	17,859,145

QEP Resources, Inc. ### †	20,300	625,849

Royal Dutch Shell PLC ADR (United Kingdom)	98,600	4,951,692

Total SA ADR (France)	114,200	5,097,888

		132,372,017
Pharmaceuticals (6.4%)
Abbott Laboratories	299,600	14,015,288

Johnson & Johnson	187,100	11,050,126

Merck & Co., Inc.	517,625	18,101,346

Pfizer, Inc. S	2,579,316	36,781,046

		79,947,806
Power producers (0.2%)
AES Corp. (The) †	267,200	2,468,928

		2,468,928
Publishing (0.4%)
R. R. Donnelley & Sons Co.	267,300	4,375,701

		4,375,701
Real estate (0.4%)
Annaly Capital Management, Inc. R	91,000	1,560,650

Anworth Mortgage Asset Corp. R	185,017	1,317,321

Chimera Investment Corp. R	723,900	2,613,279

		5,491,250
Regional Bells (3.8%)
AT&T, Inc.	1,083,000	26,197,770

Verizon Communications, Inc.	744,000	20,846,880

		47,044,650
Restaurants (0.5%)
McDonald’s Corp.	96,300	6,343,281

		6,343,281
Retail (4.5%)
CVS Caremark Corp.	425,300	12,469,796

Home Depot, Inc. (The)	173,400	4,867,338

Lowe’s Cos., Inc.	393,300	8,031,186

Macy’s, Inc.	268,700	4,809,730

Nordstrom, Inc. S	73,300	2,359,527

Staples, Inc.	184,600	3,516,630

SUPERVALU, Inc.	264,400	2,866,096

Target Corp.	115,000	5,654,550

Wal-Mart Stores, Inc.	227,180	10,920,543

		55,495,396
Schools (0.5%)
Apollo Group, Inc. Class A †	146,400	6,217,608

		6,217,608

Putnam VT Growth and Income Fund 5

COMMON STOCKS (97.8%)* cont.	Shares	Value

Semiconductor (1.6%)
Atmel Corp. †	1,081,200	$5,189,760

FormFactor, Inc. † S	171,490	1,852,092

KLA-Tencor Corp.	169,800	4,734,024

Lam Research Corp. †	164,100	6,245,646

Novellus Systems, Inc. †	85,000	2,155,600

		20,177,122
Shipping (0.1%)
Nordic American Tanker Shipping (Bermuda) S	49,100	1,379,219

		1,379,219
Software (2.0%)
CA, Inc.	188,000	3,459,200

Electronic Arts, Inc. †	192,900	2,777,760

Longtop Financial Technologies Ltd. ADR
(Hong Kong) †	98,000	3,175,200

Microsoft Corp.	562,200	12,936,222

Oracle Corp.	118,300	2,538,718

		24,887,100
Technology services (0.3%)
Yahoo!, Inc. †	308,100	4,261,023

		4,261,023
Telecommunications (0.7%)
Sprint Nextel Corp. †	1,155,900	4,901,016

Vodafone Group PLC ADR (United Kingdom)	205,400	4,245,618

		9,146,634
Textiles (0.4%)
Hanesbrands, Inc. †	195,500	4,703,730

		4,703,730
Tobacco (1.0%)
Altria Group, Inc.	100,200	2,008,008

Philip Morris International, Inc.	235,900	10,813,656

		12,821,664
Waste Management (0.2%)
Republic Services, Inc.	65,200	1,938,429

		1,938,429

Total common stocks (cost $1,143,905,057)		$1,214,502,393

INVESTMENT COMPANIES (0.3%)*	Shares	Value

KKR Private Equity Investors LP (Unit)	397,298	$3,707,238

Total investment companies (cost $2,605,179)		$3,707,238

CONVERTIBLE BONDS AND NOTES (0.2%)*	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$1,880,000	$2,342,856

Total convertible bonds and notes (cost $1,880,000)		$2,342,856

SHORT-TERM INVESTMENTS (7.0%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11% [e]	18,076,283	$18,076,283

Short-term investments held as collateral for
loaned securities with yields ranging from 0.01%
to 0.10% and a due date of July 1, 2010 [d]	$68,851,401	68,851,339

Total short-term investments (cost $86,927,622)		$86,927,622

Total investments (cost $1,235,317,858)		$1,307,480,109

Key to holding’s abbreviations

ADR	American Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through June 30, 2010 (the reporting period).

* Percentages indicated are based on net assets of $1,241,439,459.

† Non-income-producing security.

### When-issued securities (Note 1)

d See Note 1 to the financial statements regarding securities lending.

e See Note 5 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund is maintaining liquid assets totaling $662,446 to cover certain forward commitments.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

6 Putnam VT Growth and Income Fund

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$49,638,771	$—	$—

Capital goods	82,586,270	2,141,234	—

Communication services	86,820,356	—	—

Conglomerates	33,736,593	—	—

Consumer cyclicals	104,461,206	—	—

Consumer staples	86,992,319	—	—

Energy	165,519,896	—	—

Financial	256,416,187	—	—

Health care	158,921,721	—	—

Technology	130,074,196	—	—

Transportation	1,379,219	—	—

Utilities and power	55,814,425	—	—

Total common stocks	1,212,361,159	2,141,234	—

Convertible bonds and notes	—	2,342,856	—

Investment companies	—	3,707,238	—

Short-term investments	18,076,283	68,851,339	—

Totals by level	$1,230,437,442	$77,042,667	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Growth and Income Fund 7

Statement of assets and liabilities
6/30/10 (Unaudited)

Assets

Investment in securities, at value, including $66,818,714
of securities on loan (Note 1):

Unaffiliated issuers (identified cost $1,217,241,575)	$1,289,403,826

Affiliated issuers (identified cost $18,076,283) (Note 5)	18,076,283

Cash	964,237

Dividends, interest and other receivables	2,189,462

Receivable for shares of the fund sold	379,125

Receivable for investments sold	3,882,630

Total assets	1,314,895,563

Liabilities

Payable for investments purchased	2,669,086

Payable for shares of the fund repurchased	676,163

Payable for compensation of Manager (Note 2)	525,906

Payable for investor servicing fees (Note 2)	40,197

Payable for custodian fees (Note 2)	13,220

Payable for Trustee compensation and expenses (Note 2)	426,607

Payable for administrative services (Note 2)	4,385

Payable for distribution fees (Note 2)	53,380

Collateral on securities loaned, at value (Note 1)	68,851,339

Other accrued expenses	195,821

Total liabilities	73,456,104

Net assets	$1,241,439,459

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,852,977,822

Undistributed net investment income (Note 1)	8,768,374

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(692,469,035)

Net unrealized appreciation of investments and assets and
liabilities in foreign currencies	72,162,298

Total — Representing net assets applicable
to capital shares outstanding	$1,241,439,459

Computation of net asset value Class IA

Net Assets	$996,614,180

Number of shares outstanding	76,395,193

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$13.05

Computation of net asset value Class IB

Net Assets	$244,825,279

Number of shares outstanding	18,825,471

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$13.01

Statement of operations
Six months ended 6/30/10 (Unaudited)

Investment income

Dividends (net of foreign tax of $41,860)	$14,161,882

Interest (including interest income of $11,270 from
investments in affiliated issuers) (Note 5)	50,832

Securities lending	88,946

Total investment income	14,301,660

Expenses

Compensation of Manager (Note 2)	3,464,536

Investor servicing fees (Note 2)	715,329

Custodian fees (Note 2)	14,822

Trustee compensation and expenses (Note 2)	60,331

Administrative services (Note 2)	39,849

Distribution fees — Class IB (Note 2)	356,132

Other	238,809

Total expenses	4,889,808

Expense reduction (Note 2)	(117,218)

Net expenses	4,772,590

Net investment income	9,529,070

Net realized gain on investments (Notes 1 and 3)	75,871,284

Net realized loss on foreign currency transactions (Note 1)	(24)

Net unrealized appreciation of assets and liabilities in foreign currencies
during the period	47

Net unrealized depreciation of investments during the period	(193,758,764)

Net loss on investments	(117,887,457)

Net decrease in net assets resulting from operations	$(108,358,387)

The accompanying notes are an integral part of these financial statements.

8 Putnam VT Growth and Income Fund

Statement of changes in net assets

	Six months ended	Year ended
	6/30/10*	12/31/09

Increase (decrease) in net assets

Operations:

Net investment income	$9,529,070	$24,654,823

Net realized gain (loss) on investments
and foreign currency transactions	75,871,260	(233,914,548)

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	(193,758,717)	556,637,451

Net increase (decrease) in net assets
resulting from operations	(108,358,387)	347,377,726

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(20,215,375)	(33,429,210)

Class IB	(4,382,851)	(7,341,071)

Decrease from capital share transactions
(Note 4)	(105,304,094)	(216,997,244)

Total increase (decrease) in net assets	(238,260,707)	89,610,201

Net Assets:

Beginning of period	1,479,700,166	1,390,089,965

End of period (including undistributed
net investment income of $8,768,374 and
$23,837,530, respectively)	$1,241,439,459	$1,479,700,166

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Growth and Income Fund 9

`

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/10†	$14.46	.10	(1.25)	(1.15)	(.26)	—	(.26)	$13.05	(8.22) *	$996,614	.31 *	.68 *	23.60 *

12/31/09	11.54	.23	3.07 [e]	3.30	(.38)	—	(.38)	14.46	30.16 [e]	1,183,503.67		1.90	54.56

12/31/08	23.28	.36	(8.17) [g]	(7.81)	(.52)	(3.41)	(3.93)	11.54	(38.57) [g]	1,117,897	.60 [f]	2.19 [f]	40.26

12/31/07	29.54	.40	(1.80)	(1.40)	(.46)	(4.40)	(4.86)	23.28	(5.80)	2,427,397	.55 [f]	1.52 [f]	50.44

12/31/06	26.51	.39	3.78	4.17	(.49)	(.65)	(1.14)	29.54	16.19	3,309,577	.55 [f]	1.44 [f]	78.00

12/31/05	25.59	.41 [h]	.97	1.38	(.46)	—	(.46)	26.51	5.50 [h]	3,688,393	.54 [f]	1.61 [f,h]	56.46

Class IB

6/30/10†	$14.40	.08	(1.25)	(1.17)	(.22)	—	(.22)	$13.01	(8.32) *	$244,825	.44 *	.56 *	23.60 *

12/31/09	11.47	.20	3.06 [e]	3.26	(.33)	—	(.33)	14.40	29.81 [e]	296,197.92		1.65	54.56

12/31/08	23.12	.31	(8.11) [g]	(7.80)	(.44)	(3.41)	(3.85)	11.47	(38.70) [g]	272,193	.85 [f]	1.94 [f]	40.26

12/31/07	29.36	.33	(1.79)	(1.46)	(.38)	(4.40)	(4.78)	23.12	(6.04)	592,681	.80 [f]	1.27 [f]	50.44

12/31/06	26.35	.32	3.76	4.08	(.42)	(.65)	(1.07)	29.36	15.91	791,640	.80 [f]	1.19 [f]	78.00

12/31/05	25.44	.35 [h]	.95	1.30	(.39)	—	(.39)	26.35	5.23 [h]	811,652	.79 [f]	1.37 [f,h]	56.46

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

e Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.08 per share outstanding as of March 31, 2009. This payment resulted in an increase to total returns of 0.72% for the year ended December 31, 2009.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/08	<0.01%

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

g Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.06 per share outstanding on December 29, 2008. This payment resulted in an increase to total returns of 0.32% for the year ended December 31, 2008.

h Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the SEC) regarding broker allocation practices, which amounted to $0.01 per share and 0.03% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

The accompanying notes are an integral part of these financial statements.

10 Putnam VT Growth and Income Fund

Notes to financial statements 6/30/10 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Growth and Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks capital growth and current income by investing in a portfolio primarily consisting of value-oriented common stocks of mature, financially strong, dividend paying large-capitalization U.S. companies across an array of industries.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period from January 1, 2010 through June 30, 2010 (the reporting period). Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

Putnam VT Growth and Income Fund 11

E) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At the close of the reporting period, the value of securities loaned amounted to $66,818,714. The fund received cash collateral of $68,851,339 which is pooled with collateral of other Putnam funds into the following issues of short-term investments:

Repurchase agreements

Banc of America Securities, LLC, effective yield 0.02%, due July 1, 2010
Banc of America Securities, LLC, effective yield 0.10%, due July 1, 2010
Credit Suisse Securities (USA), LLC, effective yield 0.01%, due July 1, 2010
Deutsche Bank Securities, Inc., effective yield 0.01%, due July 1, 2010
Deutsche Bank Securities, Inc., effective yield 0.04%, due July 1, 2010
Goldman Sachs & Co., effective yield 0.01%, due July 1, 2010
UBS Securities, LLC, effective yield 0.10%, due July 1, 2010

Time deposits

Deutsche Bank AG, effective yield 0.02%, due July 1, 2010

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2009, the fund had a capital loss carryover of $731,195,506 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$482,998,440	12/31/16

248,197,066	12/31/17

The aggregate identified cost on a tax basis is $1,272,462,647, resulting in gross unrealized appreciation and depreciation of $153,458,311 and $118,440,849, respectively, or net unrealized appreciation of $35,017,462.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.2% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.63% of the first $5 billion, 0.58% of the next $5 billion, 0.53% of the next $10 billion, 0.48% of the next $10 billion, 0.43% of the next $50 billion, 0.41% of the next $50 billion, 0.40% of the next $100 billion and 0.395% of any excess thereafter.

Effective August 1, 2009 through June 30, 2011, Putnam Management has contractually agreed to reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable). During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective April 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $209 under the expense offset arrangements and by $117,009 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,060, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC

12 Putnam VT Growth and Income Fund

and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $331,051,496 and $453,077,070, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

			Class IA shares				Class IB shares
	Six months ended 6/30/10		Year ended 12/31/09		Six months ended 6/30/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	63,941	$949,550	1,206,656	$16,665,760	175,291	$2,516,660	333,686	$3,982,434

Shares issued in connection with
reinvestment of distributions	1,338,767	20,215,375	3,457,002	33,429,210	291,026	4,382,851	760,733	7,341,071

	1,402,708	21,164,925	4,663,658	50,094,970	466,317	6,899,511	1,094,419	11,323,505

Shares repurchased	(6,882,258)	(101,050,736)	(19,639,154)	(228,540,148)	(2,214,969)	(32,317,794)	(4,252,509)	(49,875,571)

Net decrease	(5,479,550)	$(79,885,811)	(14,975,496)	$(178,445,178)	(1,748,652)	$(25,418,283)	(3,158,090)	$(38,552,066)

Note 5 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $11,270 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $137,709,821 and $137,209,958, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 6 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 7 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Growth and Income Fund 13

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2010, the Contract Committee met several times with representatives of Putnam Management and in executive session to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 11, 2010 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2010. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing such services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in prior years.

Consideration of implementation of strategic pricing initiative

The Trustees were mindful that new management contracts had been implemented for all but a few funds at the beginning of 2010 as part of Putnam Management’s strategic pricing initiative. These new management contracts reflected the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds and performance fees for certain funds. The Trustees had approved these new management contracts on July 10, 2009 and submitted them to shareholder meetings of the affected funds in late 2009, where the contracts were in all cases approved by overwhelming majorities of the shares voted.

Because the management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. The financial data available to the Committee reflected actual operations under the prior contracts; information was also available on a pro forma basis, adjusted to reflect the fees payable under the new management contracts. In light of the limited information available regarding operations under the new management contracts, in recommending the continuation of the new management contracts in June 2010, the Contract Committee relied to a considerable extent on its review of the financial information and analysis that formed the basis of the Board’s approval of the new management contracts on July 10, 2009.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

As in the past, the Trustees continued to focus on the competitiveness of the total expense ratio of each fund. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, taxes, brokerage commissions and extraordinary expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets.

The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 15th percentile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 15th percentile in total expenses (less any applicable 12b-1 fees) as of

14 Putnam VT Growth and Income Fund

December 31, 2009 (the first percentile representing the least expensive funds and the 100th percentile the most expensive funds). The Trustees also considered that your fund ranked in the 1st percentile in effective management fees, on a pro forma basis adjusted to reflect the impact of the strategic pricing initiative discussed above, as of December 31, 2009.

Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds have only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of actual experience.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules currently in place represented an appropriate sharing of economies of scale at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, and did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during 2009. The Committee also noted the disappointing investment performance of a number of the funds for periods ended December 31, 2009 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers, increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper Large-Cap Value Funds) for the one-year, three-year and five-year periods ended December 31, 2009 (the first percentile representing the best-performing funds and the 100th percentile the worst-performing funds):

One-year period	Three-year period	Five-year period

14th	71st	77th

Over the one-year, three-year and five-year periods ended December 31, 2009, there were 105, 92 and 83 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees took note of your fund’s 4th quartile performance for the five-year period ended December 31, 2009 and considered the circumstances that may have contributed to the disappointing performance as well as any actions taken by Putnam Management intended to improve performance, including that in November 2008, a new portfolio manager took over sole responsibility for managing the fund’s investments. The Trustees also considered that Putnam Management has taken the following actions:

• Increased accountability and reduced complexity in the portfolio management process for the Putnam equity funds by replacing a team management structure with a decision-making process that vests full authority and responsibility with individual portfolio managers. Putnam Management has also taken other steps, such as

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eliminating sleeves in certain Putnam equity funds, to reduce process complexity in the portfolio management of these funds;

• Clarified its investment process by affirming a fundamental-driven approach to investing, with quantitative analysis providing additional input for investment decisions;

• Strengthened its large-cap equity research capability by adding multiple new investment personnel to the team and by bringing U.S. and international research under common leadership; and

• Realigned the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing; distribution

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policies commencing in 2010, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Myra R. Drucker
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens
Richard B. Worley

Putnam VT Growth and Income Fund 21

This report has been prepared for the shareholders	H308
of Putnam VT Growth and Income Fund.	262413 8/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: August 27, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 27, 2010